FINANCING AND FINANCIAL INSTRUMENTS - Summary of Assets and Liabilities Based on Categories (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 9,300	$ 4,215	$ 5,600	$ 4,867
Restricted cash	114	156
Trade accounts receivable and other	3,839	5,143
Inventories	20,087	19,858
Prepaid expenses and other current assets	3,778	5,567
Total current assets	37,118	34,939
Non-current assets:
Goodwill and intangible assets	4,903	4,425
Property, plant and equipment	30,167	30,075
Carrying amount of interests in associates and joint ventures	10,765	10,319
Other investments	1,119	1,146
Deferred tax assets	8,554	8,147
Other assets	1,921	1,461
Total non-current assets	57,429	55,573
Total assets	94,547	90,512
Current liabilities:
Short-term debt and current portion of long-term debt	2,583	1,913
Trade accounts payable and other	13,532	15,093
Short-term provisions	1,101	1,064
Accrued expenses and other liabilities	4,864	4,831
Income tax liabilities	318	1,266
Total current liabilities	22,398	24,167
Non-current liabilities:
Long-term debt, net of current portion	9,067	6,488
Deferred tax liabilities	2,666	2,369
Deferred employee benefits	2,606	3,772
Long-term provisions	1,306	1,498	1,697
Other long-term obligations	914	874
Total non-current liabilities	16,559	15,001
Equity:
Equity attributable to the equity holders of the parent	53,152	49,106
Non-controlling interests	2,438	2,238
Total equity	55,590	51,344	$ 40,237	$ 40,483
Total liabilities and equity	94,547	90,512
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	1,078	1,048
Accrued expenses and other liabilities	822	1,420
Income tax liabilities	318	1,266
Total current liabilities	2,218	3,734
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	2,666	2,369
Deferred employee benefits	2,606	3,772
Long-term provisions	1,304	1,495
Other long-term obligations	305	343
Total non-current liabilities	6,881	7,979
Equity:
Equity attributable to the equity holders of the parent	53,152	49,106
Non-controlling interests	2,438	2,238
Total equity	55,590	51,344
Total liabilities and equity	64,689	63,057
Financial liabilities | Liabilities at amortized cost
Current liabilities:
Short-term debt and current portion of long-term debt	2,583	1,913
Trade accounts payable and other	13,532	15,093
Short-term provisions	23	16
Accrued expenses and other liabilities	3,663	3,095
Income tax liabilities	0	0
Total current liabilities	19,801	20,117
Non-current liabilities:
Long-term debt, net of current portion	9,067	6,488
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	2	3
Other long-term obligations	564	473
Total non-current liabilities	9,633	6,964
Equity:
Total liabilities and equity	29,434	27,081
Financial liabilities | Fair value recognized in profit or loss
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	0	0
Income tax liabilities	0	0
Total current liabilities	0	0
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	0	0
Total non-current liabilities	0	0
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0	0
Trade accounts payable and other	0	0
Short-term provisions	0	0
Accrued expenses and other liabilities	379	316
Income tax liabilities	0	0
Total current liabilities	379	316
Non-current liabilities:
Long-term debt, net of current portion	0	0
Deferred tax liabilities	0	0
Deferred employee benefits	0	0
Long-term provisions	0	0
Other long-term obligations	45	58
Total non-current liabilities	45	58
Equity:
Total liabilities and equity	424	374
Non-financial assets
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	20,087	19,858
Prepaid expenses and other current assets	1,566	1,128
Total current assets	21,653	20,986
Non-current assets:
Goodwill and intangible assets	4,903	4,425
Property, plant and equipment	30,120	30,037
Carrying amount of interests in associates and joint ventures	10,765	10,319
Other investments	0	0
Deferred tax assets	8,554	8,147
Other assets	259	359
Total non-current assets	54,601	53,287
Total assets	76,254	74,273
Financial assets
Current assets:
Cash and cash equivalents	0
Financial assets | Assets at amortized cost
Current assets:
Cash and cash equivalents	9,300	4,215
Restricted cash	114	156
Trade accounts receivable and other	3,633	4,521
Inventories	0	0
Prepaid expenses and other current assets	1,475	1,454
Total current assets	14,522	10,346
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	691	648
Total non-current assets	691	648
Total assets	15,213	10,994
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	0	0
Total current assets	0	0
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment	47	38
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	136	136
Total non-current assets	183	174
Total assets	183	174
Financial assets | Fair value recognized in OCI
Current assets:
Cash and cash equivalents	0	0
Restricted cash	0	0
Trade accounts receivable and other	206	622
Inventories	0	0
Prepaid expenses and other current assets	0	0
Total current assets	206	622
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	1,119	1,146
Deferred tax assets	0	0
Other assets	0	0
Total non-current assets	1,119	1,146
Total assets	1,325	1,768
Financial assets | Derivatives
Current assets:
Cash and cash equivalents		0
Restricted cash	0	0
Trade accounts receivable and other	0	0
Inventories	0	0
Prepaid expenses and other current assets	737	2,985
Total current assets	737	2,985
Non-current assets:
Goodwill and intangible assets	0	0
Property, plant and equipment	0	0
Carrying amount of interests in associates and joint ventures	0	0
Other investments	0	0
Deferred tax assets	0	0
Other assets	835	318
Total non-current assets	835	318
Total assets	$ 1,572	$ 3,303